SHARE CAPITAL AND SHARE APPLICATION MONIES	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL AND SHARE APPLICATION MONIES

15 SHARE CAPITAL AND SHARE APPLICATION MONIES

	2022	2023
Number of shares:
At beginning of financial year	7,479,745	8,444,460
Conversion from convertible loans	-	672,499
Issuance of ordinary shares	964,715	2,412,369
At end of financial year	8,444,460	11,529,328

Paid-up capital (S$):
At beginning of financial year	6,548,960	8,913,005
Conversion from convertible loans	-	3,499,991
Issuance of ordinary shares	1,222,650	11,307,024
Transfer from share application monies	1,141,395	-
At end of financial year	8,913,005	23,720,020

Share application monies (S$):
At beginning of financial year	1,141,395	-
Transferred upon issuance of ordinary shares to share capital	(1,141,395)	-
At end of financial year	-	-

The paid-up ordinary shares have no par value and carry one vote per share and carry a right to dividends as and when declared by the Company.

Share application monies

On April 18, 2022, the Company has issued for 478,230 ordinary shares for S$1,141,395 which was transferred to paid-up capital accordingly.

The newly issued shares rank pari passu in all aspects with the previously issued shares.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2021, 2022 and 2023

Paid-up capital

For the financial year ended December 31, 2022:

The Company issued:

(i)	478,230 ordinary shares for a total consideration of S$1,141,395 by offsetting the share application monies to provide funds for the expansion of the Group’s operations; and

(ii)	486,485 ordinary shares for a total consideration of S$1,222,650 of cash to provide funds for the expansion of the Group’s operations.

For the financial year ended December 31, 2023:

The newly issued shares rank pari passu in all aspects with the previously issued shares.

On January 17, 2023, the Company effected a 1-for-380.83 reverse share split of the Company’s ordinary shares. Unless indicated or the context otherwise requires, all per share amounts and numbers of ordinary shares in this report have been retrospectively adjusted for the reverse share split, as if such reverse share split occurred on the first day of the years presented.

On January 26, 2023, the Company converted the convertible loan of S$250,000 into 82,990 ordinary shares at the conversion value of S$499,996. Upon conversion, the 82,990 ordinary shares carried at the conversion value of S$499,996. These newly issued shares rank pari passu in all respects with the previously issued shares.

On April 18, 2023, the Company completed the Offering on the Nasdaq Capital Market, whereby issued and sold 2,412,369 ordinary shares at a price to the public of U.S.$4.00 per share for aggregate gross proceeds of S$12,938,017. The offering expenses of S$1,630,993 which were attributable to the offer of new shares are deducted from equity.

On April 21, 2023, the Company converted the convertible loan of S$1,500,000 into 589,509 ordinary shares at the conversion value of S$2,999,995. Upon conversion, the 589,509 ordinary shares carried at the conversion value of S$2,999,995. These newly issued shares rank pari passu in all respects with the previously issued shares.